Stockholders’ Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Stockholders’ Equity

14. Stockholders’ Equity

The Company is authorized to issue 500.0 million shares of Class A common stock with a par value of $0.001 per share, 60.0 million shares of Class B common stock with a par value of $0.001 per share and 25.0 million shares of preferred stock with a par value of $0.001 per share. As of June 30, 2026 (Successor), 69.7 million and 7.6 million shares of Class A common stock and Class B common stock were issued and outstanding, and no shares of preferred stock were outstanding. As of December 31, 2025, AIAI Holdings Corporation had 1,000 shares of common stock issued and outstanding which were exchanged for Class A common stock contemporaneous with the effectiveness of Company’s initial registration statement and completion of the Acquisitions. The Predecessor entity was a partnership with non-unitized partnership interests, all of which were converted to limited liability company units and exchanged for AIAI Class A common stock in connection with the Company’s acquisition of CCCI, as further discussed below.

Equity Issued for Business Combinations

Upon completion of the Business Combination with CCCI, the historical Partners’ capital of CCCI was exchanged for 16.55 million shares of AIAI’s Class A common stock, subject to reduction by 778,485 shares withheld for estimated net indebtedness as of the Closing Date. As a result, the historical Partners’ capital balances were reclassified to Class A common stock at par and additional paid-in capital (“APIC”). The excess of the fair value of the equity consideration issued over the historical Partners’ capital balances has been recorded within APIC.

A total of 10,582,776 shares of Class A common stock issued in connection with Business Combinations for Portfolio Companies other than CCCI have been reflected within Class A common stock at par value with fair value of equity consideration paid in excess of par value of shares issued recorded within APIC. Shares are net of 144,195 shares withheld for estimated net indebtedness of Vanguard as of the Closing Date.

Equity Issued for Bond Street Acquisition

A total of 0.5 million shares of Class A common stock issued in connection with the Acquisition of Bond Street in a common control transaction have been reflected within Class A common stock at par value, with the excess of the historical cost basis of transferred net assets over the par value of shares issued recorded within APIC.

Equity Issued for AI License Agreement and Investment in Affiliate

In connection with related-party AI License Agreement consummated at the Closing Date, the Company issued 25.1 million shares of Class A common stock as consideration for the AI License Agreement and 16.3 million shares of Class A common stock in exchange for an investment in non-voting preferred stock of Blocker Corp. The shares issued were recorded within Class A common stock at par value, with the excess of the fair value over par value of shares issued recorded within APIC.

Equity Issued and Issuable for Transaction Advisory Costs

During the period, the Company issued 0.8 million shares of Class A common stock to service providers, in exchange for transaction advisory services in connection with completion of the Direct Listing. The Company recognized $12.2 million of expense within Acquisition and related costs on the unaudited condensed consolidated statements of operations for the associated with these share issuances. The shares issued were recorded within Class A common stock at par value, with the excess of the fair value over par value of shares issued recorded within APIC. In addition, the Company has an obligation to issue shares of Class A common stock with a value of $2.0 million to service providers, six months following the Closing Date for the Successor period from May 7, 2026 through June 2026, the Company recognized $2.0 million of associated expense within Acquisition and related costs on the unaudited condensed consolidated statements of operations. As of June 30, 2026, this obligation had not been settled and was recorded as a liability within Accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets. Upon issuance of the shares, the liability will be reclassified to stockholders’ equity.

Class B Founder Shares

Upon effectiveness of our registration statement and completion on the Acquisitions, the Company issued 7.6 million shares of Class B common stock (the “Founder Shares”) to the Founder in exchange for nominal cash consideration at par value of $0.001 per share. The Founder Shares were issued at par value and do not participate in dividends, distributions, or other economic rights of the Company. Accordingly, the Founder Shares do not represent an economic interest in the Company’s net assets or results of operations. However, the Founder Shares entitle the holder to voting rights and, as a result, provide the Founder with controlling voting power over matters submitted to the Company’s stockholders. The Founder Shares are presented as a separate class of equity within Stockholders’ equity.